UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Semi-Annual Report January 31, 2008

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access now available at www.equitrust.com

737-027(08)

PRESIDENT’S LETTER

Dear Shareholder:

This six-month period ended January 31, 2008 witnessed some fairly dramatic market and economic events. First, stocks peaked in October 2007 and fell sharply thereafter, as the financial markets grappled with several rounds of sub-prime fear-induced selling. The U.S. housing market continued to crumple, with inventories building and average home-prices declining. Business and consumer sentiment retreated to recessionary levels. The Fed moved twice in January alone to cut short-term interest rates by a total of 1.25%.

This was a rough period for the major stock indexes. You likely observed the roller-coaster ride that ended with the S&P 500 down 4.32% over this period, the Dow Jones Industrial Average down 3.07% and the small-cap Russell 2000 down 7.50%. International stocks fared similarly, with the developed markets’ MSCI EAFE Index and the MSCI Emerging Markets Index declining 7.43% and 1.33%, respectively.

Fixed-income investments fared significantly better than equity investments for the reporting period, primarily because interest rates declined sharply. Within the debt markets, U.S. Treasury securities and other investment grade issues outperformed lower-quality high yield issues. The Lehman Brothers U.S. Aggregate Index (the “Aggregate Index”), the broad measure of the U.S. investment grade debt market, gained 6.82% for period. Conversely, the Lehman U.S. Corporate High Yield Index (the “High Yield Index”) gained just 1.30%.

Obviously, the economic uncertainty has led to dramatic financial market volatility. Short-term performance will likely continue to gyrate more than it has in recent years. While it can be difficult to watch the impact that declining markets have on existing savings, this volatility also creates opportunities long-term, particularly for investors that follow a plan of regularly contributing to their investment savings. Additionally, it’s particularly in times of wild ups and downs that we encourage our shareholders to follow a risk-appropriate asset allocation. To that end, the EquiTrust Series Fund portfolios provide a means of gaining exposure to the domestic equity and fixed-income markets. Below is a summary of portfolio and market performance for the six-month period ended January 31, 2008.

Value Growth: During the recent period, the Value Growth Portfolio’s Class A and B shares recorded non-standardized returns of -3.88% and -4.12%, respectively, thus outperforming the S&P 500’s 4.32% decline. Compared to the S&P 500, the Portfolio benefited from better performance from its health care, technology and materials holdings.

Across the equity universe, we continue to prefer high-quality domestic, large-cap stocks given their attractive valuations relative to most other segments of the market. The market sell-offs have provided multiple opportunities to add such stocks at historically attractive levels.

High Grade Bond: U.S. Treasury yields fell dramatically over the period as the two-year Treasury fell 242 basis points (“bp”) to 2.09%, the ten-year Treasury fell 115 bp to 3.59% and the thirty-year Treasury fell 58 bp to 4.32%.

During this period, the High Grade Bond Class A shares had a total return of 4.01% and the Class B shares had a total return of 3.94%. The Aggregate Index had a total return of 6.82% over the same period. The total returns for the major components of the Aggregate Index were as follows: U.S. Fixed-Rate Mortgage-Backed Securities (39% of the Aggregate Index), 7.02%; U.S. Treasury Securities (22% of the Aggregate Index) 8.86%; and U.S. Investment Grade Corporate Securities (19% of the Aggregate Index) 4.64%. The Aggregate Index had an effective duration of 4.23 as of January 31, 2008. In comparison, the Portfolio had approximately 48% of its assets invested in corporate securities, 40% in U.S. government fixed-rate mortgage-backed securities, 9% in cash equivalents and 3% in commercial mortgage-backed securities. The effective duration of the Portfolio was 4.21. The Portfolio underperformed the Aggregate Index mainly because of its overexposure to underperforming corporate securities and cash, and its underexposure to outperforming Treasury securities and Portfolio expenses.

Corporate spreads are currently at wider levels which we feel are attractive. Because of this we will look to increase our exposure to corporate bonds while maintaining our interest- rate risk level roughly in line with that of the Aggregate Index.

Strategic Yield: The High Yield Index produced a return of 1.30% over the period while the Lehman Brothers U.S. Investment Grade Corporate Index (the “Investment Grade Corporate Index”) returned 4.64%. The option-adjusted spread on the High Yield Index finished the current period at 6.68%, 255 bp more than at the start of the period. The High Yield Index was hurt by concerns over a weakening economy, a high level of potential new issuance and reduced market liquidity.

During the reporting period, the Portfolio’s Class A shares produced a total return of 0.45% while its Class B shares had a total return of 0.29%, underperforming both the Investment Grade Corporate Index and the High Yield Index. At the end of the period, the Portfolio had approximately 48% of its assets invested in securities rated high yield by Moody's or S&P, 40% in securities rated investment grade and 12% in cash equivalents. The Portfolio’s underperformance was largely due to its relatively high exposure to financial issues which underperformed generally and Portfolio expenses.

High yield spread levels are back up to reasonable levels and even though we expect to see an increase in default rates going forward, we view it as offering reasonable value at the present time. The Portfolio has historically invested in a mix of high yield and investment grade securities in an attempt to find attractive issues in both markets. As always, we will continue to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: For the period, the Managed Portfolio’s Class A and B shares produced non-standardized returns of 0.66% and 0.51%, respectively. In comparison, the S&P 500 declined 4.32%. The Portfolio’s equity holdings recorded negative performance for the period, but significantly outperformed the S&P 500. Individual stock selection and sector weightings contributed to the Portfolio’s positive relative performance. The Portfolio’s cash and fixed-income allocations recorded positive returns for the period, additionally benefiting the Portfolio’s performance compared to the S&P 500.

The sharp decline in interest rates has made domestic stocks more attractive than high quality fixed-income securities. Consequently, we have been more inclined to add to the Portfolio’s holdings in high-quality, dividend-paying stocks than to its fixed-income holdings.

Money Market: The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee (“FOMC”). The FOMC meets several times throughout the year to determine the target Fed Funds rate, or overnight lending rates between banks. These rates have been lowered to 3.00% through January 31, 2008. The economy has shown signs that growth slowed sharply during the fourth quarter of 2007. Employment data, industrial production, and consumer spending, once the pillars of economic growth, are now starting to waver. The probability of sliding into a recession have increased with each new release of economic data, however a recession is not yet imminent. Strong U.S. exports, business spending, and fiscal stimulus should help mitigate some of the forces of negative growth going forward. The market is currently anticipating the FOMC will lower the target Fed Funds rate several times during the first half of 2008. As a result of further rate declines, the outlook for short-term rates offered by security classes in the Portfolio remain subdued from recent levels.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization, domestic equity market. It remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments. The Portfolio performed in-line with the S&P 500 during the period. The Portfolio’s Class A and B shares returned -3.85% and -4.01%, respectively, compared to -4.23% for the S&P 500. The Portfolio primarily consists of approximately 50 of the largest stocks in the S&P 500. Consequently, its performance roughly matched that of the Index given the leadership of these stocks in the equity market.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

February 27, 2008

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.

January 31, 2008

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST SERIES FUND, INC.

January 31, 2008

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2007 and held until January 31, 2008.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 8/01/2007	Ending Account Value 1/31/2008	Expenses Paid During Period 8/1/2007 - 1/31/2008	Annualized Expense Ratio (1)
Value Growth — Class A				1.38%
Actual	$1,000	$961.20	$6.82
Hypothetical (2)	$1,000	$1,018.05	$7.02

Value Growth — Class B				1.80%
Actual	$1,000	$958.80	$8.86
Hypothetical (2)	$1,000	$1,015.95	$9.12

Value Growth — Class I				0.76%
Actual	$1,000	$964.20	$3.74
Hypothetical (2)	$1,000	$1,021.19	$3.85

High Grade Bond — Class A				1.50%
Actual	$1,000	$1,040.10	$7.69
Hypothetical (2)	$1,000	$1,017.46	$7.60

High Grade Bond — Class B				1.81%
Actual	$1,000	$1,039.40	$9.26
Hypothetical (2)	$1,000	$1,015.91	$9.16

High Grade Bond — Class I				0.71%
Actual	$1,000	$1,045.10	$3.66
Hypothetical (2)	$1,000	$1,021.42	$3.62

Strategic Yield — Class A				1.72%
Actual	$1,000	$1,004.50	$8.69
Hypothetical (2)	$1,000	$1,016.33	$8.74

Strategic Yield — Class B				2.00%
Actual	$1,000	$1,002.90	$10.06
Hypothetical (2)	$1,000	$1,014.95	$10.12

Strategic Yield — Class I				0.93%
Actual	$1,000	$1,008.50	$4.70
Hypothetical (2)	$1,000	$1,020.32	$4.73

Managed — Class A				1.56%
Actual	$1,000	$1,006.60	$7.87
Hypothetical (2)	$1,000	$1,017.16	$7.91

Managed — Class B				2.00%
Actual	$1,000	$1,005.10	$10.07
Hypothetical (2)	$1,000	$1,014.96	$10.12

Managed — Class I				0.86%
Actual	$1,000	$1,011.00	$4.37
Hypothetical (2)	$1,000	$1,020.65	$4.39

Money Market — Class A				1.74%
Actual	$1,000	$1,014.70	$8.80
Hypothetical (2)	$1,000	$1,016.27	$8.80

Money Market — Class B				1.99%
Actual	$1,000	$1,013.40	$10.09
Hypothetical (2)	$1,000	$1,014.98	$10.10

Money Market — Class I				1.02%
Actual	$1,000	$1,018.40	$5.17
Hypothetical (2)	$1,000	$1,019.87	$5.18

Blue Chip — Class A				1.25%
Actual	$1,000	$961.50	$6.17
Hypothetical (2)	$1,000	$1,018.71	$6.35

Blue Chip — Class B				1.58%
Actual	$1,000	$959.90	$7.76
Hypothetical (2)	$1,000	$1,017.08	$7.99

Blue Chip — Class I				0.47%
Actual	$1,000	$965.10	$2.33
Hypothetical (2)	$1,000	$1,022.63	$2.40

(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 184 days and divided by 366 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2008

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS
Investments in securities, at value (cost —$71,629,059; $14,504,415; $12,603,672; $40,049,311; $3,885,937; and $36,625,587, respectively)	$73,296,895	$14,762,222	$12,408,624	$44,371,672	$3,885,937	$57,323,338
Cash	—	—	—	—	3,030	—
Receivables:
Accrued dividends and interest	58,326	138,940	202,276	82,483	1,434	81,466
Fund shares sold	48,729	62,612	17,896	1,024	—	48,642
Investment securities sold	200,000	—	—	—	—	—
Prepaid expense and other assets .	9	—	5	15	—	16

Total Assets	73,603,959	14,963,774	12,628,801	44,455,194	3,890,401	57,453,462

LIABILITIES
Payables:
EquiTrust Investment Management Services, Inc.	35,173	9,548	10,244	27,678	1,534	35,069
Fund shares redeemed	32,177	8,000	7,168	30,692	—	70,934
Investment securities purchased .	560,342	—	—	226,368	—	—
Dividends	—	3,320	8,236	—	6,407	—
Accrued expenses	22,391	6,244	5,948	10,824	4,249	13,137

Total Liabilities	650,083	27,112	31,596	295,562	12,190	119,140

NET ASSETS	$72,953,876	$14,936,662	$12,597,205	$44,159,632	$3,878,211	$57,334,322

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,938	$1,430	$1,346	$2,982	$3,878	$1,301
Paid-in capital	72,583,307	14,658,559	13,696,504	39,549,816	3,874,333	36,352,353
Accumulated undistributed net investment income	212,917	—	—	49,842	—	147,870
Accumulated undistributed net realized gain (loss) from investment transactions	(1,515,122)	18,866	(905,597)	234,631	—	135,047
Net unrealized appreciation (depreciation) of investments	1,667,836	257,807	(195,048)	4,322,361	—	20,697,751

NET ASSETS	$72,953,876	$14,936,662	$12,597,205	$44,159,632	$3,878,211	$57,334,322

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2008

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE
Class A: Net Assets	$52,877,950	$7,184,012	$6,570,635	$28,679,207	$915,280	$33,352,347
Shares issued and outstanding	3,582,708	687,860	701,021	1,937,572	915,280	756,699
Net asset value and redemption price per share	$14.76	$10.44	$9.37	$14.80	$1.00	$44.08

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$15.66	$10.85	$9.74	$15.70	$1.00	$46.77

Class B: Net Assets	$9,802,670	$2,232,770	$1,474,517	$6,622,421	$259,295	$11,451,633
Shares issued and outstanding	664,889	213,850	157,318	447,861	259,295	259,994
Net asset value per share	$14.74	$10.44	$9.37	$14.79	$1.00	$44.05

Class I: Net Assets	$10,273,256	$5,519,880	$4,552,053	$8,858,004	$2,703,636	$12,530,342
Shares issued and outstanding	688,816	528,209	485,902	595,042	2,703,636	282,929
Net asset value per share	$14.91	$10.45	$9.37	$14.89	$1.00	$44.29

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF OPERATIONS

Six Months Ended January 31, 2008

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME
Dividends	$706,053	$—	$7,750	$326,521	$—	$751,297
Interest	126,522	421,317	444,840	425,463	81,356	35,364
Less foreign tax withholding	(1,459)	—	—	(822)	—	—

Total Investment Income	831,116	421,317	452,590	751,162	81,356	786,661
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	197,427	28,770	35,478	138,169	4,365	78,390
Transfer and dividend disbursing agent fees	82,442	14,943	17,817	59,537	3,041	84,586
Distribution fees	99,068	14,969	12,502	55,169	1,355	77,931
Administrative service fees	85,210	11,730	10,387	46,124	1,066	61,335
Accounting fees	14,821	3,596	3,225	11,514	873	14,790
Custodian fees	9,165	3,966	3,695	7,154	2,780	8,051
Professional fees	7,945	1,474	1,304	4,659	365	6,359
Directors’ fees and expenses	5,110	928	840	2,981	222	4,055
Reports to shareholders	6,001	1,134	991	3,532	278	4,807
Registration fees	5,510	3,893	4,030	4,499	4,179	4,549
Miscellaneous	22,693	6,397	6,498	12,569	4,832	15,610

Total Expenses	535,392	91,800	96,767	345,907	23,356	360,463
Expense reimbursement	—	—	(1,381)	(2,437)	(2,081)	—
Fees paid indirectly	(1,373)	(189)	(205)	(785)	(76)	(930)

Net Expenses	534,019	91,611	95,181	342,685	21,199	359,533

Net Investment Income	297,097	329,706	357,409	408,477	60,157	427,128
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	451,768	28,129	7,997	435,489	—	135,104
Change in unrealized appreciation (depreciation) of investments	(3,632,507)	230,956	(291,253)	(492,742)	—	(2,779,177)

Net Gain (Loss) on Investments	(3,180,739)	259,085	(283,256)	(57,253)	—	(2,644,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,883,642)	$588,791	$74,153	$351,224	$60,157	$(2,216,945)

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
OPERATIONS
Net investment income	$297,097	$1,140,869	$329,706	$669,702	$357,409	$774,396
Net realized gain from investment transactions	451,768	4,952,414	28,129	2,818	7,997	10,130
Change in unrealized appreciation (depreciation) of investments	(3,632,507)	4,312,528	230,956	80,714	(291,253)	57,686

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,883,642)	10,405,811	588,791	753,234	74,153	842,212

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(890,955)	(374,226)	(155,888)	(300,523)	(178,113)	(383,583)
Class B	(108,457)	(35,889)	(45,134)	(121,954)	(39,506)	(102,566)
Class I	(225,507)	(105,329)	(128,684)	(247,225)	(139,790)	(288,247)
Net realized gain (loss) from investment transactions:
Class A	(891,506)	—	—	—	—	—
Class B	(166,468)	—	—	—	—	—
Class I	(168,565)	—	—	—	—	—

Total Dividends and Distributions	(2,451,458)	(515,444)	(329,706)	(669,702)	(357,409)	(774,396)
CAPITAL SHARE TRANSACTIONS	(1,252,914)	(7,315,633)	703,566	(395,360)	(375,224)	525,093

Total Increase (Decrease) in Net Assets	(6,588,014)	2,574,734	962,651	(311,828)	(658,480)	592,909

NET ASSETS
Beginning of period	79,541,890	76,967,156	13,974,011	14,285,839	13,255,685	12,662,776

End of period (including accumulated undistributed net investment income as set forth below)	$72,953,876	$79,541,890	$14,936,662	$13,974,011	$12,597,205	$13,255,685

Accumulated Undistributed Net Investment Income	$212,917	$1,140,739	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
OPERATIONS
Net investment income	$408,477	$1,163,251	$60,157	$129,763	$427,128	$725,416
Net realized gain from investment transactions	435,489	1,942,685	—	—	135,104	2,400,482
Change in unrealized appreciation (depreciation) of investments	(492,742)	1,260,956	—	—	(2,779,177)	6,187,341

Net Increase (Decrease) in Net Assets Resulting from Operations	351,224	4,366,892	60,157	129,763	(2,216,945)	9,313,239

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(253,124)	(702,928)	(9,117)	(17,971)	(344,591)	(359,346)
Class B	(43,815)	(148,765)	(3,023)	(7,717)	(91,477)	(88,884)
Class I	(110,947)	(262,442)	(48,017)	(104,075)	(214,214)	(218,485)
Net realized gain (loss) from investment transactions:
Class A	(1,242,258)	(2,388,161)	—	—	(1,118,153)	—
Class B	(288,269)	(612,081)	—	—	(386,430)	—
Class I	(375,937)	(691,415)	—	—	(413,024)	—

Total Dividends and Distributions	(2,314,350)	(4,805,792)	(60,157)	(129,763)	(2,567,889)	(666,715)
CAPITAL SHARE TRANSACTIONS	(9,495)	1,544,455	688,330	(189,317)	(677,851)	(3,890,035)

Total Increase (Decrease) in Net Assets	(1,972,621)	1,105,555	688,330	(189,317)	(5,462,685)	4,756,489

NET ASSETS
Beginning of period	46,132,253	45,026,698	3,189,881	3,379,198	62,797,007	58,040,518

End of period (including accumulated undistributed net investment income as set forth below)	$44,159,632	$46,132,253	$3,878,211	$3,189,881	$57,334,322	$62,797,007

Accumulated Undistributed Net Investment Income	$49,842	$49,251	$—	$—	$147,870	$371,024

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

January 31, 2008

(Unaudited)

	Shares Held	Value

COMMON STOCKS (97.71%)
BUSINESS SERVICES (6.10%)
Alliance Data Systems Corp. (1)	4,400	$222,508
Compuware Corp. (1)	29,950	254,575
eBay Inc. (1)	13,555	364,494
Electronic Data Systems Corp.	8,755	175,975
Intuit Inc. (1)	14,060	431,501
Microsoft Corp.	47,253	1,540,448
Oracle Corp. (1)	34,600	711,030
Symantec Corp. (1)	35,583	638,003
Western Union Co. (The)	5,130	114,912

		4,453,446
CHEMICALS AND ALLIED PRODUCTS (14.48%)
Abbott Laboratories	12,450	700,935
Amgen, Inc. (1)	7,590	353,618
Biovail Corp.	14,770	202,349
Colgate-Palmolive Co.	6,375	490,875
Dow Chemical Co.	4,890	189,047
E.I. du Pont de Nemours & Co.	17,765	802,623
Genentech, Inc. (1)	5,500	386,045
Johnson & Johnson	27,539	1,742,117
KV Pharmaceutical Co.-Class A (1)	15,150	393,597
Mylan Laboratories, Inc.	27,870	415,542
Novartis AG	6,970	352,752
Pfizer, Inc.	75,674	1,770,015
Procter & Gamble Co.	13,750	906,812
Schering-Plough Corp.	19,940	390,226
Teva Pharmaceutical Industries, Ltd.	23,334	1,074,297
Wyeth	9,830	391,234

		10,562,084
COMMUNICATIONS (3.37%)
AT&T Corp.	20,105	773,841
Comcast Corp.-Class A (1)	25,237	458,304
Embarq Corp.	7,600	344,280
Sprint Nextel Corp.	39,343	414,282
Verizon Communications, Inc.	12,000	466,080

		2,456,787
DEPOSITORY INSTITUTIONS (5.62%)
Bank of America Corp.	18,272	810,363
Bank of New York Mellon Corp.	21,602	1,007,301
Citigroup, Inc.	25,389	716,478
National City Corp.	10,030	178,434
New York Community Bancorp., Inc.	29,770	552,234
U. S. Bancorp.	10,922	370,802
Wachovia Corp.	11,922	464,124

		4,099,736

	Shares Held	Value

ELECTRIC, GAS AND SANITARY SERVICES (4.29%)
Atmos Energy Corp.	15,103	$433,758
CMS Energy Corp.	31,400	492,038
Helmerich & Payne	15,200	596,144
Integrys Energy Group, Inc.	11,392	553,879
Pinnacle West Capital Corp.	9,900	380,358
Xcel Energy, Inc.	23,065	479,521
Waste Management, Inc.	6,000	194,640

		3,130,338
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.74%)
Adaptec, Inc. (1)	57,700	180,024
ADC Telecommunications, Inc. (1)	25,651	379,378
Cisco Systems, Inc. (1)	42,500	1,041,250
Emerson Electric Co.	5,800	294,872
Flextronics International Ltd. (1)	8,136	95,191
General Electric Co.	92,025	3,258,605
Helen of Troy, Ltd. (1)	12,088	205,496
Intel Corp.	25,100	532,120
JDS Uniphase Corp. (1)	15,400	160,314
Qualcomm, Inc.	5,400	229,068

		6,376,318
FABRICATED METAL PRODUCTS (0.92%)
Illinois Tool Works	13,310	670,824

FOOD AND KINDRED PRODUCTS (5.29%)
Anheuser-Busch Cos., Inc.	8,955	416,587
Coca-Cola Co. (The)	19,010	1,124,822
Coca-Cola Enterprises, Inc.	23,540	543,068
Coca-Cola FEMSA, S.A.B. de C.V.	8,400	394,380
General Mills, Inc.	4,000	218,440
Kraft Foods, Inc.	9,600	280,896
PepsiCo, Inc.	12,935	882,038

		3,860,231
FOOD STORES (0.49%)
Kroger Co.	13,998	356,249

GENERAL MERCHANDISE STORES (2.44%)
Target Corp.	16,110	895,394
Wal-Mart Stores, Inc.	17,335	882,005

		1,777,399
HEALTH SERVICES (0.61%)
Health Management Associates, Inc.	37,900	204,281
Lifepoint Hospitals, Inc. (1)	8,932	241,164

		445,445
HOLDING AND OTHER INVESTMENT OFFICES (0.76%)
H & Q Life Sciences Investors	42,751	557,901

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INDUSTRIAL MACHINERY AND EQUIPMENT (4.76%)
3M Co.	16,485	$1,313,030
EMC Corp. (1)	67,200	1,066,464
Hewlett-Packard Co.	10,700	468,125
Ingersoll-Rand Co., Ltd.-Class A	15,875	627,380

		3,474,999
INSTRUMENTS AND RELATED PRODUCTS (6.33%)
Agilent Technologies, Inc. (1)	12,000	406,920
Becton Dickinson & Co.	13,246	1,146,176
Boston Scientific Corp. (1)	6,610	80,179
Danaher Corp.	2,900	215,905
Excel Technology, Inc. (1)	8,000	204,480
Medtronic, Inc.	16,660	775,856
Stryker Corp.	5,770	386,417
Thermo Fisher Scientific, Inc. (1)	18,144	934,235
Zimmer Holdings, Inc. (1)	5,980	468,055

		4,618,223
INSURANCE AGENTS, BROKERS AND SERVICE (0.52%)
Arthur J. Gallagher & Co.	14,850	377,339

INSURANCE CARRIERS (4.78%)
Allstate Corp.	6,225	306,706
American Equity Investment Life
Holding Co.	46,500	384,555
American International Group, Inc.	13,040	719,286
EMC Insurance Group, Inc.	15,791	373,299
Lincoln National Corp.	3,605	195,968
MBIA, Inc.	6,644	102,982
MetLife, Inc.	10,170	599,725
Protective Life Corp.	4,740	188,368
Safeco Corp.	4,120	219,884
Wellpoint, Inc. (1)	5,108	399,446

		3,490,219
MANAGEMENT AND RELATED SERVICES (0.50%)
Paychex, Inc.	11,200	366,464

METAL MINING (3.29%)
Barrick Gold Corp.	31,792	1,636,970
Newmont Mining Corp.	14,000	760,760

		2,397,730
MOTION PICTURES (1.32%)
News Corp.-Class A	22,810	431,109
Time Warner, Inc.	33,590	528,707

		959,816

	Shares Held	Value

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (1.01%)
United Parcel Service, Inc.-Class B	7,005	$512,486
Werner Enterprises, Inc.	10,930	222,644

		735,130
NONDEPOSITORY INSTITUTIONS (0.53%)
Federal Home Loan Mortgage Corp.	9,600	291,744
SLM Corp.	4,440	96,570

		388,314
OIL AND GAS EXTRACTION (7.01%)
Anadarko Petroleum Corp.	9,900	580,041
Apache Corp.	7,100	677,624
Baker Hughes, Inc.	6,300	409,059
Devon Energy Corp.	5,400	458,892
Exterran Holdings Inc. (1)	5,600	365,344
Noble Corp.	11,800	516,486
Occidental Petroleum Co.	9,830	667,162
Rowan Cos., Inc.	15,500	527,620
Transocean Inc. (1)	3,000	367,800
Weatherford Intl Inc. (1)	8,800	543,928

		5,113,956
PAPER AND ALLIED PRODUCTS (1.57%)
Abitibibowater, Inc.	8,978	222,385
Kimberly-Clark Corp.	14,025	920,741

		1,143,126
PERSONAL SERVICES (0.73%)
Cintas Corp.	16,150	530,043

PETROLEUM AND COAL PRODUCTS (4.38%)
BP PLC	7,500	478,125
Chevron Corp.	15,500	1,309,750
ConocoPhillips	12,228	982,153
Valero Energy Corp.	7,200	426,168

		3,196,196
PRINTING AND PUBLISHING (0.93%)
Belo Corp.-Series A	18,030	299,478
R.R. Donnelley & Sons Co.	10,960	382,394

		681,872
RAILROAD TRANSPORTATION (0.32%)
Union Pacific Corp.	1,860	232,556

RETAIL-DRUG AND PROPRIETARY STORES (0.64%)
Walgreen Co.	13,400	470,474

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.37%)
Bed Bath & Beyond, Inc. (1)	8,390	270,494

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.72%)
Lowe’s Companies	19,835	$524,437

SECURITY AND COMMODITY BROKERS (0.57%)
Adams Express Co.	31,680	415,008

TOBACCO PRODUCTS (0.66%)
Altria Group, Inc.	6,395	484,869

TRANSPORTATION EQUIPMENT (3.13%)
Federal Signal Corp.	17,200	199,348
Honeywell International, Inc.	20,860	1,232,200
ITT Industries, Inc.	14,340	852,226

		2,283,774
WHOLESALE TRADE-NONDURABLE GOODS (0.53%)
SYSCO Corp.	13,235	384,477

Total Common Stocks (Cost $69,618,438)		71,286,274

SHORT-TERM INVESTMENTS (2.76%)
MONEY MARKET MUTUAL FUND (0.05%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $35,972)	35,972	35,972

	Principal Amount	Value

COMMERCIAL PAPER (1.27%)
INSURANCE CARRIERS
Prudential Funding LLC., 3.10%, due 02/05/08	$200,000	$200,000
Prudential Funding LLC., 3.10%, due 02/05/08	725,000	725,000

Total Commercial Paper (Cost $925,000)		925,000

UNITED STATES GOVERNMENT AGENCIES (1.44%)
Federal Home Loan Bank, due 02/13/08	400,000	399,649
Federal National Mortgage Assoc., due 02/01/08	650,000	650,000

Total United States Government Agencies (Cost $1,049,649)		1,049,649

Total Short-Term Investments (Cost $2,010,621)		2,010,621

Total Investments (100.47%) (Cost $71,629,059)		73,296,895

OTHER ASSETS LESS LIABILITIES (-0.47%)
Cash, receivables, prepaid expense and other assets, less liabilities		(343,019)

Total Net Assets (100.00%)		$72,953,876

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

January 31, 2008

(Unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (3.14%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4, 6.10%, due 08/01/39 (Cost $493,936)	$500,000	$469,510

CORPORATE BONDS (47.07%)
DEPOSITORY INSTITUTIONS (8.31%)
Comerica Bank, 5.20%, due 08/22/17	300,000	284,811
Huntington National Bank, 5.50%, due 02/15/16 .	300,000	286,692
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	444,735
Washington Mutual Bank, 5.65%, due 08/15/14	250,000	225,635

		1,241,873
ELECTRIC, GAS AND SANITARY SERVICES (10.82%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	600,000	693,210
Oglethorpe Power Corp., 6.974%, due 06/30/11	355,000	373,641
PacifiCorp, 6.90%, due 11/15/11	500,000	549,275

		1,616,126
FOOD AND KINDRED PRODUCTS (1.36%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	202,920

FOOD STORES (1.09%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	162,188

HOLDING AND OTHER INVESTMENT OFFICES (3.02%)
Washington REIT, 6.898%, due 02/25/18	450,000	451,458

INSURANCE CARRIERS (4.17%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	258,765
SunAmerica, 8.125%, due 04/28/23	300,000	363,612

		622,377
OIL AND GAS EXTRACTION (1.90%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	283,874

	Principal Amount	Value

SECURITY AND COMMODITY BROKERS (6.55%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	$300,000	$302,439
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	675,696

		978,135
TOBACCO PRODUCTS (5.23%)
UST, Inc., 7.25%, due 06/01/09	750,000	781,020

TRANSPORTATION — BY AIR (3.57%)
Continental Airlines, Inc., 6.545%, due 08/02/20	540,332	533,443

TRANSPORTATION EQUIPMENT (1.05%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	157,000

Total Corporate Bonds (Cost $6,870,610)		7,030,414

MORTGAGE-BACKED SECURITIES (39.83%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (10.47%)
3023 Class TG, 5.50%, due 08/01/35	135,714	134,029
3051 Class MY, 5.50%, due 10/01/25	400,000	415,316
Pool #A69436, 6.00%, due 12/01/37	499,536	512,179
Pool #G02562, 6.00%, due 01/01/37	489,271	501,786

		1,563,310
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (29.36%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	501,925
Pool # 1512, 7.50%, due 12/01/23	26,897	28,922
Pool # 2631, 7.00%, due 08/01/28	14,414	15,409
Pool # 2658, 6.50%, due 10/01/28	39,680	41,508
Pool # 2698, 5.50%, due 01/01/29	65,927	67,354
Pool # 2701, 6.50%, due 01/01/29	44,855	46,916
Pool # 2796, 7.00%, due 08/01/29	17,585	18,795
Pool # 3039, 6.50%, due 02/01/31	5,352	5,592

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
Pool # 3188, 6.50%, due 01/01/32	$54,834	$57,280
Pool # 3239, 6.50%, due 05/01/32	38,740	40,468
Pool # 3261, 6.50%, due 07/01/32	37,522	39,195
Pool # 3320, 5.50%, due 12/01/32	384,834	392,631
Pool # 3333, 5.50%, due 01/01/33	263,205	268,458
Pool # 3375, 5.50%, due 04/01/33	79,669	81,259
Pool # 3390, 5.50%, due 05/01/33	369,280	376,651
Pool # 3403, 5.50%, due 06/01/33	415,815	424,115
Pool # 3458, 5.00%, due 10/01/33	526,247	526,799
Pool # 3499, 5.00%, due 01/01/34	273,439	273,655
Pool # 3556, 5.50%, due 05/01/34	207,019	211,082
Pool # 3623, 5.00%, due 10/01/34	685,443	685,985
Pool # 22630, 6.50%, due 08/01/28	20,581	21,529
Pool # 643816, 6.00%, due 07/01/25	250,450	259,786

		4,385,314

Total Mortgage-Backed Securities (Cost $5,826,195)		5,948,624

SHORT-TERM INVESTMENTS (8.79%)
COMMERCIAL PAPER (3.68%)
NONDEPOSITORY INSTITUTIONS
American General Finance, 3.99%, due 02/04/08	350,000	350,000
American General Finance, 3.22%, due 02/08/08	200,000	200,000

Total Commercial Paper (Cost $550,000)		550,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (4.01%)
Federal Home Loan Bank, due 02/01/08	$250,000	$250,000
Federal Home Loan Bank, due 02/13/08	150,000	149,851
Federal Home Loan Bank, due 02/20/08	200,000	199,717

Total United States Government Agencies (Cost $599,568)		599,568

	Shares Held
MONEY MARKET MUTUAL FUND (1.10%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $164,106)	164,106	164,106

Total Short-Term Investments (Cost $1,313,674)		1,313,674

Total Investments (98.83%) (Cost $14,504,415)		14,762,222

OTHER ASSETS LESS LIABILITIES (1.17%)
Cash, receivables, prepaid expense and other assets, less liabilities		174,440

Total Net Assets (100.00%)		$14,936,662

(1)	Restricted Securities:
Maritime & NE Pipeline was purchased at 104.481 on 04/20/01. As of 01/31/08, the carrying value of each unit was 115.535, representing $693,210 or 4.64% of total net assets.
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 01/31/08, the carrying value of each unit was 88.947, representing $444,735 or 2.98% of total net assets.
As of 01/31/08, the carrying value of all restricted securities was $1,137,945 or 7.62% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

January 31, 2008

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (1.50%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$188,800

	Principal Amount
CORPORATE BONDS (80.78%)
APPAREL AND ACCESSORY STORES (4.41%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	555,000

CHEMICALS AND ALLIED PRODUCTS (3.59%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	275,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	177,000

		452,250
DEPOSITORY INSTITUTIONS (3.53%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	444,735

ELECTRIC, GAS AND SANITARY SERVICES (8.61%)
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000	553,125
ESI Tractebel, 7.99%, due 12/30/11	315,000	323,260
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	207,200	208,222

		1,084,607
FURNITURE AND FIXTURES (1.68%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	211,344

HOLDING AND OTHER INVESTMENT OFFICES (24.91%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	654,133
First Industrial LP, 7.60%, due 07/15/28	300,000	299,781
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	228,519
HRPT Properties, 6.25%, due 08/15/16	425,000	399,339
iStar Financial, Inc., 7.00%, due 03/15/08	200,000	200,950

	Principal Amount	Value

iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	$421,000	$359,425
Price Development Co., 7.29%, due 03/11/08	62,500	62,721
Realty Income Corp., 6.75%, due 08/15/19	500,000	497,560
Rouse Company, LP (The), 5.375%, due 11/26/13	500,000	435,915

		3,138,343
INSURANCE CARRIERS (2.71%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	340,812

MOTION PICTURES (1.82%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	229,632

OIL & GAS FIELD EXPLORATION SERVICES (3.01%)
Sabine Pass LNG, LP., 144A, 7.50%, due 11/30/16 (1)	400,000	379,000

PAPER AND ALLIED PRODUCTS (11.32%)
Abitibibowater, Inc., 9.375%, due 12/15/21	400,000	290,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	462,500
Potlatch Corp., 9.125%, due 12/01/09	600,000	673,500

		1,426,000
TRANSPORTATION — BY AIR (2.53%)
Continental Airlines, Inc., 7.461%, due 10/01/16	333,640	319,227

TRANSPORTATION SERVICES (2.33%)
Preston Corp., 7.00%, due 05/01/11	306,000	293,475

WATER TRANSPORTATION (7.72%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	421,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	500,000	551,940

		972,940
WHOLESALE TRADE-NONDURABLE GOODS (2.61%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	328,830

Total Corporate Bonds (Cost $10,376,557)		10,176,195

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (4.07%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	$203,572	$201,043
Pool # 3051, 5.50%, due 10/01/25	300,000	311,487

Total Mortgage-Backed Securities (Cost $496,016)		512,530

SHORT-TERM INVESTMENTS (12.15%)
COMMERCIAL PAPER (3.77%)
INSURANCE CARRIERS
Prudential Funding LLC, 4.06%, due 02/01/08 (Cost $475,000)	475,000	475,000

UNITED STATES GOVERNMENT AGENCIES (7.54%)
Federal Home Loan Bank, due 02/06/08	450,000	449,810
Federal Home Loan Bank, due 02/13/08	300,000	299,704
Federal Home Loan Bank, due 02/20/08	200,000	199,717

Total United States Government Agencies (Cost $949,231)		949,231

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.84%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $106,868)	106,868	$106,868

Total Short-Term Investments (Cost $1,531,099)		1,531,099

Total Investments (98.50%) (Cost $12,603,672)		12,408,624

OTHER ASSETS LESS LIABILITIES (1.50%)
Cash, receivables, prepaid expense and other assets, less liabilities		188,581

Total Net Assets (100.00%)		$12,597,205

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 01/31/08, the carrying value of each unit was 88.947, representing $444,735 or 3.53% of total net assets.
Sabine Pass LNG, LP., was purchased at 100.000 on 11/01/2006. As of 01/31/08, the carrying value of each unit was 94.750, representing $379,000 or 3.01% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 01/31/08, the carrying value of each unit was 110.388, representing $551,940 or 4.38% of total net assets.
As of 01/31/08, the carrying value of all restricted securities was $1,375,675 or 10.92% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

January 31, 2008

(Unaudited)

	Shares Held	Value

COMMON STOCKS (68.84%)
BUSINESS SERVICES (0.57%)
Electronic Data Systems Corp.	5,000	$100,500
Microsoft Corp.	4,700	153,220

		253,720
CHEMICALS AND ALLIED PRODUCTS (11.70%)
Abbott Laboratories	10,400	585,520
Amgen, Inc. (1)	1,900	88,521
Biovail Corp.	8,820	120,834
Colgate-Palmolive Co.	3,635	279,895
Dow Chemical Co.	6,040	233,506
E.I. du Pont de Nemours & Co.	9,905	447,508
Johnson & Johnson	15,703	993,372
KV Pharmaceutical Co.-Class A (1)	7,050	183,159
Mylan Laboratories, Inc.	16,595	247,431
Novartis Ag	4,030	203,958
Pfizer, Inc.	41,922	980,556
Procter & Gamble Co.	5,905	389,435
Schering-Plough Corp.	9,700	189,829
Teva Pharmaceutical Industries, Ltd.	4,892	225,228

		5,168,752
COMMUNICATIONS (2.38%)
AT&T Corp.	5,895	226,899
Comcast Corp.-Class A (1)	7,203	130,806
Embarq Corp.	4,500	203,850
Sprint Nextel Corp.	22,275	234,556
Verizon Communications, Inc.	6,600	256,344

		1,052,455
DEPOSITORY INSTITUTIONS (4.06%)
Bank of America Corp.	8,047	356,884
Bank of New York Mellon Corp.	6,399	298,385
Citigroup, Inc.	9,013	254,347
National City Corp.	4,115	73,206
New York Community Bancorp., Inc.	19,030	353,007
U. S. Bancorp.	6,272	212,934
Wachovia Corp.	6,234	242,690

		1,791,453
ELECTRIC, GAS AND SANITARY SERVICES (5.18%)
Atmos Energy Corp.	12,783	367,128
Integrys Energy Group, Inc.	6,758	328,574
Pinnacle West Capital Corp.	11,400	437,988
Tortoise Energy Capital Corp.	23,637	655,927
Waste Management Inc.	7,200	233,568
Xcel Energy, Inc.	12,765	265,384

		2,288,569

	Shares Held	Value

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.47%)
Cisco Systems, Inc. (1)	11,600	$284,200
General Electric Co.	53,735	1,902,756
Helen of Troy, Ltd. (1)	6,813	115,821
Intel Corp.	5,300	112,360

		2,415,137
FABRICATED METAL PRODUCTS (0.59%)
Illinois Tool Works, Inc.	5,175	260,820

FOOD AND KINDRED PRODUCTS (3.04%)
Anheuser-Busch Cos., Inc.	5,260	244,695
Coca-Cola Co. (The)	5,440	321,885
Diageo plc	2,800	225,988
Kraft Foods, Inc.	5,737	167,865
PepsiCo, Inc.	5,615	382,887

		1,343,320
GENERAL MERCHANDISE STORES (1.47%)
Target Corp.	2,440	135,615
Wal-Mart Stores, Inc.	10,115	514,651

		650,266
HEALTH SERVICES (0.64%)
Health Management Associates, Inc.	24,300	130,977
Lifepoint Hospitals, Inc. (1)	5,555	149,985

		280,962
HOLDING AND OTHER INVESTMENT OFFICES (0.75%)
iShares MSCI Japan Index	16,570	211,433
H & Q Life Sciences Investors	9,082	118,520

		329,953
INDUSTRIAL MACHINERY & EQUIPMENT (3.34%)
3M Co.	9,580	763,047
EMC Corp. (1)	14,400	228,528
Hewlett-Packard Co.	5,200	227,500
Ingersoll-Rand Co., Ltd.-Class A	6,441	254,548

		1,473,623
INSTRUMENTS AND RELATED PRODUCTS (2.48%)
Becton Dickinson & Co.	3,137	271,445
Medtronic, Inc.	4,800	223,536
Stryker Corp.	1,795	120,211
Thermo Fisher Scientific, Inc. (1)	5,152	265,276
Zimmer Holdings, Inc. (1)	2,740	214,460

		1,094,928
INSURANCE AGENTS, BROKERS AND SERVICE (0.50%)
Arthur J. Gallagher & Co.	8,605	218,653

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSURANCE CARRIERS (3.99%)
Allstate Corp.	3,635	$179,096
American International Group, Inc.	3,710	204,644
EMC Insurance Group Inc.	10,640	251,530
Lincoln National Corp.	2,200	119,592
MetLife, Inc.	5,600	330,232
Old Republic International Corp.	13,400	200,062
Protective Life Corp.	2,890	114,849
Safeco Corp.	2,400	128,088
WellPoint, Inc. (1)	2,997	234,365

		1,762,458
METAL MINING (4.45%)
Barrick Gold Corp.	29,624	1,525,340
Newmont Mining Corp.	8,100	440,154

		1,965,494
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.56%)
United Parcel Service, Inc.-Class B	3,405	249,110

NONDEPOSITORY CREDIT INSTITUTIONS (0.13%)
SLM Corp.	2,565	55,789

OIL AND GAS EXTRACTION (5.84%)
Anadarko Petroleum Corp.	5,700	333,963
Apache Corp.	3,900	372,216
Baker Hughes, Inc.	3,600	233,748
Devon Energy Corp.	3,100	263,438
Occidental Petroleum Co.	11,030	748,606
Rowan Cos., Inc.	9,000	306,360
Weatherford International, Inc. (1)	5,200	321,412

		2,579,743
PAPER AND ALLIED PRODUCTS (1.52%)
Abitibibowater Inc.	6,242	154,614
Kimberly-Clark Corp.	7,875	516,994

		671,608
PERSONAL SERVICES (0.70%)
Cintas Corp.	9,465	310,641

PETROLEUM AND COAL PRODUCTS (2.83%)
BP PLC	4,400	280,500
ConocoPhillips	8,225	660,632
Valero Energy Corp.	5,200	307,788

		1,248,920
PIPELINES, EXCEPT NATURAL GAS (1.51%)
Kinder Morgan Management LLC	12,360	667,440

	Shares Held	Value

PRINTING AND PUBLISHING (0.85%)
Belo Corp.-Series A	9,765	$162,197
R.R. Donnelley & Sons Co.	6,065	211,608

		373,805
RETAIL-DRUG AND PROPRIETARY STORES (0.60%)
Walgreen Co.	7,500	263,325

RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.23%)
Lowe’s Companies	3,815	100,867

TOBACCO PRODUCTS (0.49%)
Altria Group, Inc.	2,850	216,087

TRANSPORTATION EQUIPMENT (2.48%)
Federal Signal Corp.	16,200	187,758
Honeywell International, Inc.	8,065	476,400
ITT Industries, Inc.	7,280	432,650

		1,096,808
WHOLESALE TRADE-NONDURABLE GOODS (0.49%)
SYSCO Corp.	7,485	217,439

Total Common Stocks (Cost $26,313,866)		30,402,145

	Principal Amount
MORTGAGE-BACKED SECURITIES (22.54%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,254,813
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,465,250
2003-71 Class AK, 5.00%, due 09/01/29	400,000	406,514
2003-116 Class JC, 5.00%, due 05/01/30	440,000	449,134
2004-22 Class BK, 3.47%, due 04/01/34	200,578	199,991
2004-26 Class GC, 5.00%, due 06/01/31	700,000	713,216
2004-76 Class VG, 5.00%, due 09/01/23	300,000	305,994
2004-89 Class KC, 4.00%, due 10/01/34	358,622	360,163
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,145,126
2004-109 Class WE, 5.00%, due 05/01/33	522,000	523,417

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
2005-44 Class KC, 5.00%, due 04/01/31	$500,000	$508,775
2006-38 Class OG, 5.00%, due 06/01/36	650,000	660,177
Pool # 2796, 7.00%, due 08/01/29	39,567	42,289
Pool # 3040, 7.00%, due 02/01/31	21,885	23,366
Pool # 3188, 6.50%, due 01/01/32	54,834	57,280
Pool # 3239, 6.50%, due 05/01/32	99,036	103,453
Pool # 3333, 5.50%, due 01/01/33	230,304	234,901
Pool # 3403, 5.50%, due 06/01/33	123,808	126,279
Pool # 3442, 5.00%, due 09/01/33	527,203	527,756
Pool # 3459, 5.50%, due 10/01/33	349,200	356,170
Pool # 672081, 6.00%, due 08/01/37	474,903	490,750

Total Mortgage-Backed Securities (Cost $9,720,732)		9,954,814

SHORT-TERM INVESTMENTS (9.10%)
COMMERCIAL PAPER (4.42%)
INSURANCE CARRIERS (2.16%)
Prudential Funding LLC, 3.30%, due 02/01/08	950,000	950,000

NONDEPOSITORY INSTITUTIONS (1.13%)
American General Finance Corp., 3.22%, due 02/08/08	500,000	500,000

	Principal Amount	Value

PETROLEUM AND OTHER COAL PRODUCTS (1.13%)
Chevron Corp., 3.00%, due 2/11/08	$500,000	$500,000

Total Commercial Paper (Cost $1,950,000)		1,950,000

UNITED STATES GOVERNMENT AGENCIES (4.53%)
Federal Home Loan Bank, due 02/06/08	1,000,000	999,586
Federal Home Loan Bank, due 02/13/08	1,000,000	999,006

Total United States Government Agencies (Cost $1,998,592)		1,998,592

	Shares Held
MONEY MARKET MUTUAL FUND (0.15%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $66,121)	66,121	66,121

Total Short Term Investments (Cost $4,014,713)		4,014,713

Total Investments (100.48%) (Cost $40,049,311)		44,371,672

OTHER ASSETS LESS LIABILITIES (-.48%)
Cash, receivables, prepaid expense and other assets, less liabilities		(212,040)

Total Net Assets (100.00%)		$44,159,632

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

January 31, 2008

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (100.20%)
COMMERCIAL PAPER (12.89%)
INSURANCE CARRIERS (2.58%)
Prudential Funding LLC., due 03/14/08	3.774%	$100,000	$100,000

NONDEPOSITORY INSTITUTIONS (7.73%)
American Express Credit Corp., due 03/20/08	4.296	100,000	100,000
American General Finance Corp., due 02/21/08	3.864	100,000	100,000
General Electric Capital Corp., due 02/28/08	4.299	100,000	100,000

			300,000
PETROLEUM AND COAL PRODUCTS (2.58%)
Chevron Corp., due 02/08/08	4.217	100,000	100,000

Total Commercial Paper (Cost $500,000)			500,000

UNITED STATES GOVERNMENT AGENCIES (87.31%)
Federal Farm Credit Bank, due 02/06/08	4.119	100,000	99,944
Federal Farm Credit Bank, due 02/07/08	4.214	100,000	99,931
Federal Farm Credit Bank, due 02/14/08	4.215	100,000	99,850
Federal Farm Credit Bank, due 02/21/08	2.691	100,000	99,853
Federal Home Loan Bank, due 02/04/08	4.298	100,000	99,965
Federal Home Loan Bank, due 02/12/08	4.040	100,000	99,878
Federal Home Loan Bank, due 02/20/08	4.307	100,000	99,776
Federal Home Loan Bank, due 02/22/08	4.348	100,000	99,750
Federal Home Loan Bank, due 02/27/08	4.309	100,000	99,694
Federal Home Loan Bank, due 02/29/08	4.249	100,000	99,675
Federal Home Loan Bank, due 03/04/08	3.083	100,000	99,730
Federal Home Loan Bank, due 03/05/08	2.990	100,000	99,730
Federal Home Loan Bank, due 03/07/08	3.757	100,000	99,641
Federal Home Loan Bank, due 03/10/08	2.778	100,000	99,712
Federal Home Loan Bank, due 03/19/08	2.953	100,000	99,621
Federal Home Loan Mortgage Corp., due 02/01/08	4.181	100,000	100,000
Federal Home Loan Mortgage Corp., due 02/04/08	4.350	100,000	99,964
Federal Home Loan Mortgage Corp., due 02/05/08	4.307	100,000	99,953
Federal Home Loan Mortgage Corp., due 02/07/08	3.056	125,000	124,937
Federal Home Loan Mortgage Corp., due 02/11/08	4.245	75,000	74,913
Federal Home Loan Mortgage Corp., due 02/15/08	4.304	115,000	114,810
Federal Home Loan Mortgage Corp., due 02/19/08	4.408	100,000	99,783
Federal Home Loan Mortgage Corp., due 03/24/08	2.903	100,000	99,588
Federal Home Loan Mortgage Corp., due 03/25/08	2.760	100,000	99,601
Federal Home Loan Mortgage Corp., due 04/07/08	4.097	100,000	99,265
Federal National Mortgage Assoc., due 02/13/08	4.401	100,000	99,855
Federal National Mortgage Assoc., due 03/03/08	3.772	100,000	99,681
Federal National Mortgage Assoc., due 03/06/08	3.668	75,000	74,745
Federal National Mortgage Assoc., due 03/11/08	4.126	100,000	99,561
Federal National Mortgage Assoc., due 03/12/08	4.311	100,000	99,530
Federal National Mortgage Assoc., due 03/13/08	3.671	75,000	74,692
Federal National Mortgage Assoc., due 03/26/08	2.687	70,000	69,723
Federal National Mortgage Assoc., due 03/28/08	3.686	90,000	89,494

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 04/01/08	2.689%	$70,000	$69,692
Federal National Mortgage Assoc., due 04/16/08	2.938	100,000	99,400

Total United States Government Agencies (Cost $3,385,937)			3,385,937

Total Short-Term Investments (Cost $3,885,937)			3,885,937

OTHER ASSETS LESS LIABILITIES (-0.20%)
Cash, receivables, prepaid expense and other assets, less liabilities			(7,726)

Total Net Assets (100.00%)			$3,878,211

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

January 31, 2008

(Unaudited)

	Shares Held	Value

COMMON STOCKS (97.77%)
BUSINESS SERVICES (4.66%)
Microsoft Corp.	60,473	$1,971,420
Oracle Corp. (1)	34,142	701,618

		2,673,038
CHEMICALS AND ALLIED PRODUCTS (15.69%)
Abbott Laboratories	16,278	916,451
Amgen, Inc. (1)	11,737	546,827
Bristol-Myers Squibb Co.	25,299	586,684
Colgate-Palmolive Co.	4,560	351,120
Dow Chemical Co.	6,928	267,836
E.I. du Pont de Nemours & Co.	10,368	468,426
Eli Lilly & Co.	11,937	614,994
Johnson & Johnson	28,311	1,790,954
Merck & Co., Inc.	20,285	938,790
Pfizer, Inc.	27,685	647,552
Procter & Gamble Co.	28,341	1,869,089

		8,998,723
COMMUNICATIONS (4.56%)
AT&T, Inc.	25,336	975,183
Comcast Corp.-Class A (1)	21,738	394,762
Verizon Communications	24,119	936,782
Viacom, Inc.-Class B (1)	7,950	308,142

		2,614,869
DEPOSITORY INSTITUTIONS (8.84%)
Bank of America Corp.	29,437	1,305,531
Citigroup, Inc.	28,433	802,379
J. P. Morgan Chase & Co.	30,145	1,433,395
Wachovia Corp.	16,746	651,922
Wells Fargo Co.	25,720	874,737

		5,067,964
EATING AND DRINKING PLACES (2.64%)
McDonald’s Corp.	28,302	1,515,572

ELECTRIC, GAS AND SANITARY SERVICES (2.99%)
Exelon Corp.	15,843	1,207,078
Southern Co.	13,959	507,410

		1,714,488
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.55%)
Cisco Systems, Inc. (1)	37,312	914,144
General Electric Co.	53,824	1,905,908
Intel Corp.	37,681	798,837
Motorola, Inc.	23,870	275,221
Texas Instruments, Inc.	14,073	435,278

		4,329,388

	Shares Held	Value

FOOD AND KINDRED PRODUCTS (4.80%)
Anheuser-Busch Cos., Inc.	7,363	$342,527
Coca-Cola Co. (The)	20,494	1,212,630
Kraft Foods, Inc.	17,674	517,141
PepsiCo, Inc.	9,997	681,695

		2,753,993
FORESTRY (0.49%)
Weyerhaeuser Co.	4,111	278,397

GENERAL MERCHANDISE STORES (3.20%)
Target Corp.	7,665	426,021
Wal-Mart Stores, Inc.	27,749	1,411,869

		1,837,890
INDUSTRIAL MACHINERY AND EQUIPMENT (9.39%)
3M Co.	11,470	913,586
Applied Materials, Inc.	15,765	282,509
Caterpillar, Inc.	18,414	1,309,972
Dell, Inc. (1)	20,933	419,497
EMC Corp. (1)	24,950	395,957
Hewlett-Packard Co.	23,683	1,036,131
International Business Machines Corp.	9,557	1,025,848

		5,383,500
INSURANCE CARRIERS (2.35%)
American International Group, Inc.	24,413	1,346,621

MOTION PICTURES (2.07%)
Disney (Walt) Co.	23,737	710,448
Time Warner, Inc.	30,117	474,042

		1,184,490
NONDEPOSITORY INSTITUTIONS (3.57%)
American Express Co.	35,073	1,729,800
Federal National Mortgage Assoc.	9,291	314,593

		2,044,393
PETROLEUM AND COAL PRODUCTS (10.52%)
Chevron Corp.	25,393	2,145,709
Exxon Mobil Corp.	44,983	3,886,531

		6,032,240
PRIMARY METAL INDUSTRIES (1.15%)
Alcoa, Inc.	19,914	659,153

PRINTING AND PUBLISHING (0.35%)
CBS Corp.-Class B	7,950	200,261

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
SECURITY AND COMMODITY BROKERS (0.68%)
Ameriprise Financial, Inc.	7,013	$387,889

TOBACCO PRODUCTS (3.38%)
Altria Group, Inc.	25,538	1,936,291

TRANSPORTATION EQUIPMENT (8.89%)
Boeing Co. (The)	17,681	1,470,706
General Motors Corp.	10,754	304,446
Honeywell International, Inc.	23,527	1,389,740
United Technologies Corp.	26,350	1,934,354

		5,099,246

Total Common Stocks (Cost $35,360,655)		56,058,406

SHORT-TERM INVESTMENTS (2.21%)
MONEY MARKET MUTUAL FUND (0.25%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $140,534)	140,534	140,534

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (1.96%)
Federal Home Loan Bank, due 02/05/08	$400,000	$399,820
Federal Home Loan Bank, due 02/06/08	500,000	499,793
Federal Home Loan Bank, due 02/13/08	225,000	224,785

Total United States Government Agencies (Cost $1,124,398)		1,124,398

Total Short-Term Investments (Cost $1,264,932)		1,264,932

Total Investments (99.98%) (Cost $36,625,587)		57,323,338

OTHER ASSETS LESS LIABILITIES (0.02%)
Cash, receivables, prepaid expense and other assets, less liabilities		10,984

Total Net Assets (100.00%)		$57,334,322

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2008

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006 sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the seventh year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the period ended January 31, 2008, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I
Value Growth	$59,293	$20,383	$2,766	$3,246	$8	$2,256
High Grade Bond	9,878	4,493	572	2,103	2	1,788
Strategic Yield	12,042	4,788	987	2,124	1	1,905
Managed	39,092	18,546	1,899	2,643	5	1,851
Money Market	1,088	1,515	438	1,585	—	2,594
Blue Chip	57,084	25,581	1,921	2,776	9	1,764

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of post-October losses and the mark to market adjustment discussed in Note 2. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. The adoption of FIN 48 during the current fiscal year resulted in no impact to the financial statements. The Fund is no longer subject to U.S. federal and state income tax examinations by tax authorities for tax years prior to 2005.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of January 31, 2008, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, as of January 31, 2008, the tax cost of investments of the Value Growth Portfolio differed by $998,923 from the cost for financial reporting purposes.

As of January 31, 2008, the approximate net capital loss carryovers were as follows:

Portfolio
Net Capital Loss Carryovers Expire In:	Strategic Yield
2011	$638,000
2012	268,000

$906,000

For the period ended January 31, 2008, the Value Growth, High Grade Bond and Strategic Yield Portfolios utilized approximately $33,000, $6,000 and $8,000, respectively, of capital loss carryovers.

As of January 31, 2008, the Value Growth Portfolio had post-October capital losses of $838,868 that were deferred to the first day of the next fiscal year.

As of January 31, 2008, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

	Portfolio
	Value Growth	Managed	Blue Chip
Undistributed ordinary income	$212,917	$92,653	$149,462
Undistributed capital gains	—	83,999	133,455
Accumulated capital losses	(838,898)	—	—
Net unrealized appreciation of investments	991,612	4,430,182	20,697,751

Total accumulated earnings	$365,631	$4,606,834	$20,980,668

The primary differences between book-basis and tax-basis accumulated capital losses and net unrealized appreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth, Managed and Blue Chip Portfolios are attributable to taxable spinoffs, mergers, corporate inversions and the classification of undistributed short-term capital gains as income for tax purposes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSCs (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSCs are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the period ended January 31, 2008, EquiTrust Marketing retained $97,043 in sales charges from the sales of Class A shares and $30,205 in CDSCs from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares convert from Class B to Class A proportionate amounts of net investment income is moved from Class B to Class A. During the period ended January 31, 2008 expense reimbursements moved from Class B to Class A in the Strategic Yield, Managed and Money Market Portfolios in the amount of $112, $124 and $21, respectively.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. As of January 31, 2008, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I
Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 107,481 shares of Value Growth Portfolio (Class I) as of January 31, 2008.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Six Months Ended January 31, 2008:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	51,165	14,495	16,790	42,022	568,126	16,775
Class B	4,432	3,606	7,159	4,377	48,209	—
Class I	42,509	156,597	51,958	41,062	301,921	18,693

Shares converted from Class B to Class A:
Class A	62,860	61,639	20,474	42,984	7,868	29,496
Class B	(63,131)	(61,673)	(20,475)	(43,033)	(7,868)	(29,545)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	113,108	12,493	16,183	96,193	9,001	30,785
Class B	17,993	4,848	4,167	22,307	3,086	10,371
Class I	25,045	12,416	11,696	31,775	3,793	13,323

Shares redeemed:
Class A	(249,702)	(35,107)	(48,755)	(133,347)	(139,167)	(54,030)
Class B	(32,248)	(15,201)	(24,421)	(28,513)	(8,664)	(16,883)
Class I	(46,661)	(86,353)	(74,124)	(73,310)	(97,975)	(31,719)

Net Increase (Decrease)	(74,630)	67,760	(39,348)	2,517	688,330	(12,734)

Six Months Ended January 31, 2008:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$818,765	$150,453	$159,318	$654,912	$568,126	$798,792
Class B	76,244	37,500	68,487	68,745	48,209	—
Class I	685,481	1,621,842	493,330	643,395	301,921	899,339

Shares converted from Class B to Class A:
Class A	937,022	626,437	212,693	574,079	7,868	768,862
Class B	(937,022)	(626,437)	(212,693)	(574,079)	(7,868)	(768,862)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	1,756,565	129,330	153,352	1,454,561	9,001	1,443,538
Class B	279,244	50,127	39,499	336,802	3,086	486,084
Class I	392,947	128,616	110,777	483,632	3,793	627,264

Value redeemed:
Class A	(3,991,247)	(363,073)	(463,579)	(2,061,725)	(139,167)	(2,580,269)
Class B	(513,966)	(157,063)	(231,940)	(439,427)	(8,664)	(818,876)
Class I	(756,947)	(894,166)	(704,468)	(1,150,390)	(97,975)	(1,533,723)

Net Increase (Decrease)	$(1,252,914)	$703,566	$(375,224)	$(9,495)	$688,330	$(677,851)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Year Ended July 31, 2007:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	120,377	20,219	40,836	90,337	150,026	38,319
Class B	489	5,530	4,154	881	36,526	737
Class I	128,682	146,158	118,718	118,746	99,404	40,511

Shares converted from Class B to Class A:
Class A	152,168	31,582	25,031	71,760	21,579	56,967
Class B	(152,777)	(31,582)	(25,033)	(71,829)	(21,579)	(57,061)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	23,816	24,516	33,684	190,903	17,396	7,512
Class B	2,606	11,803	10,188	53,839	7,874	2,162
Class I	6,714	23,810	23,300	61,146	1,464	4,735

Shares redeemed:
Class A	(630,857)	(111,800)	(85,039)	(285,451)	(349,766)	(113,464)
Class B	(59,801)	(23,191)	(21,190)	(45,160)	(128,166)	(30,928)
Class I	(65,911)	(135,589)	(70,757)	(80,870)	(24,075)	(34,382)

Net Increase (Decrease)	(474,494)	(38,544)	53,892	104,302	(189,317)	(84,892)

Year Ended July 31, 2007:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$1,879,395	$209,772	$397,203	$1,421,751	$150,026	$1,761,087
Class B	7,892	57,472	40,177	13,745	36,526	34,978
Class I	2,003,847	1,507,919	1,154,208	1,893,003	99,404	1,863,416

Shares converted from Class B to Class A:
Class A	2,280,159	320,974	259,316	961,261	21,579	1,559,476
Class B	(2,280,159)	(320,974)	(259,316)	(961,261)	(21,579)	(1,559,476)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	365,578	254,171	327,856	2,943,103	17,396	345,617
Class B	39,932	122,314	99,138	828,900	7,874	99,466
Class I	103,931	246,965	226,652	947,288	1,464	218,485

Value redeemed:
Class A	(9,753,023)	(1,154,060)	(825,503)	(4,507,440)	(349,766)	(5,205,489)
Class B	(925,804)	(240,619)	(206,681)	(714,842)	(128,166)	(1,420,852)
Class I	(1,037,381)	(1,399,294)	(687,957)	(1,281,053)	(24,075)	(1,586,743)

Net Increase (Decrease)	$(7,315,633)	$(395,360)	$525,093	$1,544,455	$(189,317)	$(3,890,035)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment Transactions

For the period ended January 31, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$6,582,313	$5,631,997
High Grade Bond	493,674	259,248
Strategic Yield	499,135	641,915
Managed	3,281,507	1,513,082
Blue Chip	455,289	3,014,526

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of January 31, 2008, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments
		Appreciation	Depreciation
Value Growth	$72,305,283	$9,667,519	$8,675,907	$991,612
High Grade Bond	14,504,415	423,395	165,588	257,807
Strategic Yield	12,603,672	331,223	526,271	(195,048)
Managed	39,941,490	6,877,646	2,447,464	4,430,182
Blue Chip	36,625,587	24,344,069	3,646,318	20,697,751

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

7.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond			Strategic Yield			Money Market
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I
August 31, 2007	$0.0388	$0.0385	$0.0449	$0.0443	$0.0409	$0.0506	$0.0029	$0.0027	$0.0035
September 28, 2007	0.0361	0.0332	0.0419	0.0393	0.0369	0.0449	0.0024	0.0022	0.0029
October 31, 2007	0.0400	0.0360	0.0473	0.0439	0.0417	0.0507	0.0027	0.0025	0.0034
November 30, 2007	0.0375	0.0340	0.0443	0.0440	0.0419	0.0501	0.0023	0.0021	0.0029
December 31, 2007	0.0376	0.0343	0.0446	0.0410	0.0386	0.0472	0.0022	0.0020	0.0029
January 31, 2008	0.0374	0.0340	0.0446	0.0405	0.0381	0.0468	0.0021	0.0018	0.0027

Total Dividends per Share	$0.2274	$0.2100	$0.2676	$0.2530	$0.2381	$0.2903	$0.0146	$0.0133	$0.0183

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2008, for the following Portfolios:

Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Managed	09/27/07	09/27/07	09/28/07	$0.0645	$0.0483	$0.0943
Value Growth	12/27/07	12/27/07	12/28/07	0.2550	0.1660	0.3409
Managed	12/27/07	12/27/07	12/28/07	0.0694	0.0513	0.0986
Blue Chip	12/27/07	12/27/07	12/28/07	0.4692	0.3598	0.7884

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders (continued)

Short-Term Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Growth	12/27/07	12/27/07	12/28/07	$0.0236	$0.0236	$0.0236
Managed	12/27/07	12/27/07	12/28/07	0.0108	0.0108	0.0108

The character of the short-term capital gain distributions were treated as ordinary income for tax purposes.

Long-Term Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Growth	12/27/07	12/27/07	12/28/07	$0.2312	$0.2312	$0.2312
Managed	12/27/07	12/27/07	12/28/07	0.6512	0.6512	0.6512
Blue Chip	12/27/07	12/27/07	12/28/07	1.5199	1.5199	1.5199

The fund designates long-term capital gain distributions in accordance with Section 852(b)(3) of the Internal Revenue Code.

The federal income tax character of dividends and distributions to shareholders during the six months ended January 31, 2008 and the year ended July 31, 2007 was the same for financial reporting purposes, except for short-term capital gain distributions which are classified as ordinary income for federal income tax purposes.

Federal Income Taxes

For the period ended January 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of the following dividends as taxed at a maximum rate of 15%.

Portfolio	Maximum Amount
Value Growth—Class A	$890,955
Value Growth—Class B	108,457
Value Growth—Class I	225,507
High Grade Bond—Class A	155,888
High Grade Bond—Class B	45,134
High Grade Bond—Class I	128,684
Strategic Yield—Class A	178,113
Strategic Yield—Class B	39,506
Strategic Yield—Class I	139,790
Managed—Class A	253,124
Managed—Class B	43,815
Managed—Class I	110,947
Money Market—Class A	9,117
Money Market—Class B	3,023
Money Market—Class I	48,017
Blue Chip—Class A	344,591
Blue Chip—Class B	91,477
Blue Chip—Class I	214,214

Complete information will be computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Period ended January 31, 2008 (Unaudited) and

Years ended July 31, 2007, 2006, 2005, 2004 and 2003

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class A:
2008	$15.86	$0.07		$(0.66)	$(0.59)	$(0.26)	$(0.25)	$(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2008	$15.79	$0.03		$(0.66)	$(0.63)	$(0.17)	$(0.25)	$(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	—	(0.03)
2003	8.99	0.03		1.17	1.20	(0.02)	—	(0.02)
Class I:
2008	$16.05	$0.11		$(0.66)	$(0.55)	$(0.34)	$(0.25)	$(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	—	(0.13)
2003	9.06	0.16		1.14	1.30	(0.10)	—	(0.10)
High Grade Bond Portfolio
Class A:
2008	$10.26	$0.23		$0.18	$0.41	$(0.23)	$—	$(0.23)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2008	$10.25	$0.21		$0.19	$0.40	$(0.21)	$—	$(0.21)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
2003	10.49	0.39		(0.01)	0.38	(0.39)	(0.02)	(0.41)
Class I:
2008	$10.26	$0.27		$0.19	$0.46	$(0.27)	$—	$(0.27)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)
2003	10.49	0.49	(2)	(0.01)	0.48	(0.49)	(0.02)	(0.51)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$14.76	(3.88)%	$52,878	1.39%	1.38%	0.72%	8%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$14.74	(4.12)%	$9,803	1.80%	1.80%	0.31%	8%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%
11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%
10.17	13.37%	63,473	1.78%	1.78%	0.29%	11%

$14.91	(3.58)%	$10,273	0.76%	0.76%	1.35%	8%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%
11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%
10.26	14.48%	4,205	0.81%	0.81%	1.30%	11%

$10.44	4.01%	$7,184	1.50%	1.50%	4.36%	4%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$10.44	3.94%	$2,233	1.81%	1.81%	4.05%	4%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%
10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%
10.46	3.58%	13,138	1.74%	1.74%	3.64%	23%

$10.45	4.51%	$5,520	0.71%	0.71%	5.14%	4%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%
10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%
10.46	4.58%	4,429	0.83%	0.77%	4.52%	23%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2008 (Unaudited) and Years ended July 31, 2007, 2006, 2005, 2004 and 2003

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Strategic Yield Portfolio
Class A:
2008	$9.58	$0.25	(2)	$(0.21)	$0.04	$(0.25)	$—	$(0.25)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2008	$9.58	$0.24	(2)	$(0.21)	$0.03	$(0.24)	$—	$(0.24)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
2004	9.30	0.54		0.41	0.95	(0.54)	—	(0.54)
2003	9.43	0.59	(2)	(0.13)	0.46	(0.59)	—	(0.59)
Class I:
2008	$9.58	$0.29		$(0.21)	$0.08	$(0.29)	$—	$(0.29)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
2004	9.29	0.63		0.41	1.04	(0.63)	—	(0.63)
2003	9.43	0.69		(0.14)	0.55	(0.69)	—	(0.69)
Managed Portfolio
Class A:
2008	$15.48	$0.13	(2)	$(0.02)	$0.11	$(0.13)	$(0.66)	$(0.79)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2008	$15.46	$0.10	(2)	$(0.01)	$0.09	$(0.10)	$(0.66)	$(0.76)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
2004	12.50	0.15		1.29	1.44	(0.15)	—	(0.15)
2003	11.26	0.18		1.24	1.42	(0.18)	—	(0.18)
Class I:
2008	$15.56	$0.19		$(0.01)	$0.18	$(0.19)	$(0.66)	$(0.85)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
2004	12.53	0.27		1.29	1.56	(0.27)	—	(0.27)
2003	11.29	0.31	(2)	1.24	1.55	(0.31)	—	(0.31)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$9.37	0.45%	$6,571	1.73%	1.72%	5.29%	4%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$9.37	0.29%	$1,475	2.16%	2.00%	5.00%	4%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%
9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%
9.30	5.05%	10,530	2.00%	2.00%	6.33%	44%

$9.37	0.85%	$4,552	0.93%	0.93%	6.09%	4%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%
9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%
9.29	5.99%	2,736	0.99%	0.98%	7.29%	44%

$14.80	0.66%	$28,679	1.56%	1.56%	1.70%	8%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$14.79	0.51%	$6,622	2.07%	2.00%	1.26%	8%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%
13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%
12.50	12.74%	34,540	1.96%	1.95%	1.55%	22%

$14.89	1.10%	$8,858	0.87%	0.86%	2.40%	8%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%
13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%
12.53	13.96%	4,664	0.95%	0.92%	2.57%	22%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2008 (Unaudited) and

Years ended July 31, 2007, 2006, 2005, 2004 and 2003

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Money Market Portfolio
Class A:
2008	$1.00	$0.01	(2)	$—	$0.01	$(0.01)	$—	$(0.01)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2008	$1.00	$0.01	(2)	$—	$0.01	$(0.01)	$—	$(0.01)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	—	(2)	—	—	—	—	—
2003	1.00	—	(2)	—	—	—	—	—
Class I:
2008	$1.00	$0.02		$—	$0.02	$(0.02)	$—	$(0.02)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2003	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2008	$47.79	$0.32		$(2.04)	$(1.72)	$(0.47)	$(1.52)	$(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2008	$47.73	$0.24		$(2.04)	$(1.80)	$(0.36)	$(1.52)	$(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	—	(0.18)
2003	32.16	0.14		2.23	2.37	(0.09)	—	(0.09)
Class I:
2008	$48.14	$0.52		$(2.06)	$(1.54)	$(0.79)	$(1.52)	$(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	—	(0.55)
2003	32.45	0.56	(2)	2.15	2.71	(0.51)	—	(0.51)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$1.00	1.47%	$915	2.10%	1.74%	2.89%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	1.34%	$259	2.84%	1.99%	2.67%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%
1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%
1.00	0.22%	2,978	1.82%	1.14%	0.22%	0%

$1.00	1.84%	$2,704	1.02%	1.02%	3.64%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%
1.00	0.46%	500	0.99%	0.51%	0.51%	0%
1.00	0.79%	1,794	0.84%	0.56%	0.79%	0%

$44.08	(3.85)%	$33,352	1.25%	1.25%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$44.05	(4.01)%	$11,452	1.58%	1.58%	0.93%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%
37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%
34.44	7.42%	44,919	1.64%	1.64%	0.44%	20%

$44.29	(3.49)%	$12,530	0.48%	0.47%	2.04%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%
37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%
34.65	8.56%	9,417	0.65%	0.56%	1.50%	20%

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2)	Without EquiTrust Marketing or EquiTrust Investment’s reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following portfolios would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
High Grade Bond Portfolio
Class I	2003	$0.48	$1,935
Strategic Yield Portfolio
Class A	2008	$0.25	$112
	2007	0.54	392
	2006	0.33	94
Class B	2008	$0.23	$1,269
	2007	0.50	2,997
	2006	0.45	4,291
	2003	0.59	291
Managed Portfolio
Class A	2008	$0.13	$124
	2007	0.39	532
	2006	0.19	188
Class B	2008	$0.09	$2,313
	2007	0.31	1,225
	2006	0.17	8,503
Class I	2003	$0.31	1,275
Money Market Portfolio
Class A	2008	$0.01	$1,124
	2007	0.03	3,944
	2006	0.02	140
Class B	2008	$0.01	$957
	2007	0.02	1,994
	2006	0.02	1,041
	2005	—	8,339
	2004	—	27,788
	2003	—	20,717
Class I	2005	$0.01	$668
	2004	0.01	4,537
	2003	0.01	4,854
Blue Chip Portfolio
Class I	2003	$0.54	$6,140

(3)	Class A financial highlights are for the period December 1, 2005 to July 31, 2008. Respective ratios/supplemental data are computed on an annualized basis.

(4)   Computed on an annualized basis, unless otherwise indicated.

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT: (EQUITRUST SERIES)

On November 15, 2007 the Board of Directors, including a majority of the directors who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent directors”), approved for continuance the Investment Advisory and Management Services Agreement dated November 11, 1987 between the Blue Chip Portfolio of EquiTrust Series Fund, Inc. (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”), and the Agreement as amended and restated June 25, 2003 and July 3, 2003 between all Portfolios of the Fund except the Blue Chip Portfolio and the Adviser (collectively the “Agreement”).

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Portfolios are aware of the Adviser’s history as manager and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time and comparisons of the returns of the Portfolios’ Class A Shares and Institutional Class Shares to a peer group of funds pursuing broadly similar strategies. The Board also considered for each Portfolio, with the exception of the Money Market Portfolio, the Portfolio’s Morningstar “Snapshot” report, which included various peer group data and the Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good relative to the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. In considering fees and expenses, the Board reviewed the amounts paid to the Adviser for advisory services. The Board reviewed the expense ratios of the Class A Shares and Institutional Class Shares of each Portfolio with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser, including for each Portfolio a comparison to the Portfolio of EquiTrust Variable Insurance Series Fund with similar investment objective and management styles. The Board also reviewed management’s “Expense Derivative from the Average” report that management uses to review and evaluate expenses. This information showed that the advisory fee of each Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of the Class A Shares and Institutional Class shares of the Value Growth Managed and Blue Chip Portfolios were below average compared to similar mutual funds, and that the expense ratios of the Class A Shares and Institutional Class shares of the High Grade Bond, Money Market and Strategic Yield Portfolios were higher than average. For those Portfolios with expense ratios higher than average, the Board considered that the higher expenses may be due to the low average shareholder account size and the large number of shareholder accounts. In addition, the Board considered amounts paid to the Adviser by funds which serve as investment options for variable insurance products and by the EquiTrust Money Market Fund. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds.

The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of time. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Managed, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for certain of the Fund’s portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that (i) the level and amount of such commissions were reasonable in relation to the value and type of research and services received, (ii) the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities and, in turn, the Fund, (iii) the research is eligible research under the SEC’s guidelines and that some of the research may not be available for purchase with hard dollars, and (iv) the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2007 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedules of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 3/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer Date: 3/27/08

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer
Date: 3/28/08